PRINCIPAL ACCOUNTING POLICIES (Company's Ownership Interest in VIEs) (Details)	12 Months Ended
Dec. 31, 2010
Home Inns Xiamen [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	51.00%
Home Inns Fuzhou [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	51.00%
Home Inns Caoxi [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	51.00%
Home Inns Caobao [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	75.00%
Home Inns Dongguan [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	65.00%
Home Inns Fuzhou Kuaijie [Member]
Variable Interest Entity [Line Items]
Company's ownership interest	70.00%